Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other payables
Schedule of trade and other payables

	2024	2023
Current
Suppliers	15,072,171	13,704,819
Dividends payable (1)	629,458	668,383
Withholding tax	1,341,174	2,099,847
Partners’ advances	982,022	1,270,721
Insurance and reinsurance	279,945	274,739
Deposits received from third parties	184,837	180,065
Related parties (Note 31)	65,387	64,766
Hedging operations	1,471	—
Agreements in transport contracts	61,273	38,920
Various creditors	684,386	589,174
	19,302,124	18,891,434

Non - current
Suppliers	992	8
Deposits received from third parties	—	3,673
Various creditors	13,819	23,599
	14,811	27,280
(1)

Corresponds to dividends payable from Interconexión Eléctrica S.A. for $609,535 (2023: $636,081), Inversiones de Gases de Colombia S.A. for $1,853 (2023: $1,747), Oleoducto de Colombia S.A. $14,110 (2023: $26,608), and Ecopetrol S.A. for $3,960 (2023: $3,947). See Note 24.4.